Segment Information (Broker details) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Economic Dependence [Line Items]
Cedant Percentage Of Gross Written Premium	10.00%	10.00%	10.00%
Gross Premiums Written | Customer Concentration Risk | Aon PLC
Economic Dependence [Line Items]
Concentration Risk, Percentage	26.00%	26.00%	24.00%
Gross Premiums Written | Customer Concentration Risk | Marsh & McLennan Companies, Inc
Economic Dependence [Line Items]
Concentration Risk, Percentage	25.00%	30.00%	28.00%
Gross Premiums Written | Customer Concentration Risk | Non Life | P&C | Two Significant Brokers
Economic Dependence [Line Items]
Concentration Risk, Percentage	65.00%	67.00%	63.00%
Gross Premiums Written | Customer Concentration Risk | Non Life | Specialty | Two Significant Brokers
Economic Dependence [Line Items]
Concentration Risk, Percentage	65.00%	70.00%	66.00%
Gross Premiums Written | Customer Concentration Risk | Life and Health | Two Significant Brokers
Economic Dependence [Line Items]
Concentration Risk, Percentage	5.00%	6.00%	6.00%